CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Capital Restoration Requirements

If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets
Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

Summary of Capital Ratios for Bank

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)	$28,321	12.6%	$17,949	8.0%	$22,436	10.0%
Tier 1 capital (to risk-weighted assets)	25,514	11.4	8,974	4.0	13,461	6.0
Tier 1 capital (to average assets)	25,514	7.7	13,195	4.0	16,494	5.0

2011
Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%
Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0
Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0